Consolidation of subsidiaries (Details) - BRL (R$)								12 Months Ended
	Jul. 18, 2023	Aug. 12, 2021	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Aug. 09, 2019	Dec. 05, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2020	Oct. 02, 2019
Consolidated operations [Line Items]
Assets								R$ 55,108,093,000	R$ 45,329,322,000
Liabilities								41,867,408,000	33,487,196,000
Equity								13,240,685,000	11,842,126,000	R$ 10,502,198,000		R$ 9,327,459,000
Currency translation adjustment								1,653,684,000	1,504,768,000	R$ 1,166,284,000
PagSeguro Brazil [Member]
Consolidated operations [Line Items]
Assets								43,589,543,000	28,149,503,000
Liabilities								34,397,103,000	18,821,951,000
Equity								9,192,440,000	9,327,552,000
Currency translation adjustment								R$ 1,165,003,000	R$ 1,065,582,000
Ownership interest acquired								99.99%	99.99%
Level								Direct	Direct
BS Holding [Member]
Consolidated operations [Line Items]
Assets								R$ 834,565,000	R$ 771,011,000
Liabilities								225,000	5,198,000
Equity								834,340,000	765,813,000
Currency translation adjustment								R$ 69,071,000	R$ 27,156,000
Ownership interest acquired								100.00%	99.99%
Level								Direct	Direct
Pagseg Participacoes [Member]
Consolidated operations [Line Items]
Assets								R$ 2,114,250,000	R$ 781,745,000
Liabilities								871,000	871,000
Equity								2,113,379,000	780,874,000
Currency translation adjustment								R$ 83,101,000	R$ 76,549,000
Ownership interest acquired								99.99%	99.99%
Level								Direct	Direct
PagSeguro Holding [Member]
Consolidated operations [Line Items]
Assets								R$ 4,369,000	R$ 3,269,000
Liabilities								2,351,000	1,365,000
Equity								2,018,000	1,904,000
Currency translation adjustment								R$ (3,120,000)	R$ (1,681,000)
Ownership interest acquired								99.99%	99.99%
Level								Direct	Direct
Pagbank Participacoes [Member]
Consolidated operations [Line Items]
Assets								R$ 430,782,000	R$ 165,265,000
Liabilities								272,154,000	9,775,000
Equity								158,628,000	155,490,000
Currency translation adjustment								R$ 3,139,000	R$ (15,178,000)
Ownership interest acquired								99.99%	99.99%
Level								Indirect	Indirect
PagInvest
Consolidated operations [Line Items]
Assets								R$ 16,252,000	R$ 2,016,000
Liabilities								276,000	4,000
Equity								15,976,000	2,012,000		R$ 15,000,000
Currency translation adjustment								R$ 964,000	R$ 12,000
Ownership interest acquired								99.99%	99.99%
Level								Indirect	Indirect
Net+Phone [Member]
Consolidated operations [Line Items]
Assets								R$ 536,583,000	R$ 467,890,000
Liabilities								121,535,000	125,476,000
Equity								415,048,000	342,414,000
Currency translation adjustment								R$ 72,634,000	R$ 70,491,000
Ownership interest acquired								99.99%	99.99%
Level								Indirect	Indirect
PagSeguro Tecnologia [Member]
Consolidated operations [Line Items]
Assets								R$ 1,123,363,000	R$ 363,377,000
Liabilities								891,623,000	134,468,000
Equity								231,740,000	228,909,000
Currency translation adjustment								R$ 2,990,000	R$ 15,880,000
Ownership interest acquired								99.99%	99.99%
Level								Indirect	Indirect
BCPS [Member]
Consolidated operations [Line Items]
Assets								R$ 2,247,000	R$ 1,916,000
Liabilities								44,000	41,000
Equity								2,203,000	1,957,000
Currency translation adjustment								R$ 217,000	R$ 486,000
Ownership interest acquired								99.99%	99.99%
Level								Indirect	Indirect
Biva SEC [Member]
Consolidated operations [Line Items]
Assets								R$ 1,514,756,000	R$ 1,840,045,000
Liabilities								1,469,978,000	1,825,459,000
Equity								44,778,000	14,586,000
Currency translation adjustment								R$ 30,334,000	R$ 7,491,000
Ownership interest acquired								99.99%	99.99%
Level								Indirect	Indirect
Biva Serviços [Member]
Consolidated operations [Line Items]
Assets								R$ 146,606,000	R$ 68,164,000
Liabilities								101,001,000	26,240,000
Equity								45,605,000	41,924,000
Currency translation adjustment								R$ 3,726,000	R$ 4,676,000
Ownership interest acquired								99.99%	99.99%
Level								Indirect	Indirect
Biva Corban
Consolidated operations [Line Items]
Assets									R$ 1,247,000
Liabilities									16,181,000
Equity									17,428,000
Currency translation adjustment									R$ 1,674,000
Ownership interest acquired									99.99%
Level									Indirect
FIDC [Member]
Consolidated operations [Line Items]
Assets								R$ 5,324,969,000	R$ 5,122,004,000
Liabilities								728,280,000	792,391,000
Equity								4,596,689,000	4,329,613,000
Currency translation adjustment								R$ 2,460,443,000	R$ 2,211,249,000
Ownership interest acquired								100.00%	100.00%
Level								Indirect	Indirect
TILIX [Member]
Consolidated operations [Line Items]
Assets								R$ 51,473,000	R$ 46,888,000
Liabilities								2,185,000	34,357,000
Equity								49,288,000	12,531,000
Currency translation adjustment								R$ 4,257,000	R$ 132,000
Ownership interest acquired							100.00%	99.99%	99.99%
Level								Indirect	Indirect
Banco Seguro
Consolidated operations [Line Items]
Assets								R$ 30,858,054,000	R$ 22,238,338,000
Liabilities								30,061,363,000	21,509,017,000
Equity								796,691,000	729,321,000
Currency translation adjustment								R$ 67,656,000	R$ 16,676,000
Ownership interest acquired								100.00%	100.00%
Level								Indirect	Indirect
Yami [Member]
Consolidated operations [Line Items]
Assets								R$ 135,126,000	R$ 34,796,000
Liabilities								100,968,000	33,331,000
Equity								34,158,000	1,465,000
Currency translation adjustment								R$ 193,000	R$ (1,261,000)
Ownership interest acquired						100.00%		99.99%	99.99%
Level								Indirect	Indirect
Registra Seguro [Member]
Consolidated operations [Line Items]
Assets									R$ 5,000,000
Liabilities									23,000
Equity									4,977,000				R$ 5,000
Currency translation adjustment									R$ (23,000)
Ownership interest acquired									99.99%
Level									Indirect
CDS
Consolidated operations [Line Items]
Assets								R$ 210,517,000	R$ 10,192,000
Liabilities								200,403,000	479,000
Equity								10,114,000	9,713,000
Currency translation adjustment								R$ 401,000	R$ 239,000
Ownership interest acquired				100.00%				99.99%	99.99%
Level								Indirect	Indirect
Zygo
Consolidated operations [Line Items]
Assets								R$ 215,856,000	R$ 70,940,000
Liabilities								152,082,000	10,448,000
Equity								63,774,000	60,492,000
Currency translation adjustment								R$ 3,282,000	R$ (11,242,000)
Ownership interest acquired					100.00%			99.99%	99.99%
Level								Indirect	Indirect
Moip
Consolidated operations [Line Items]
Assets								R$ 666,847,000	R$ 686,496,000
Liabilities								544,695,000	555,713,000
Equity								122,152,000	130,783,000
Currency translation adjustment								R$ (8,618,000)	R$ (60,439,000)
Ownership interest acquired			100.00%					100.00%	100.00%
Level								Indirect	Indirect
Concil
Consolidated operations [Line Items]
Assets								R$ 317,283,000	R$ 11,315,000
Liabilities								303,640,000	2,823,000
Equity								13,643,000	8,492,000
Currency translation adjustment								R$ 5,150,000	R$ (6,317,000)
Ownership interest acquired		100.00%						100.00%	100.00%
Level								Indirect	Indirect
Netpos Serviços de Informática S.A.
Consolidated operations [Line Items]
Assets								R$ 5,246,000
Liabilities								2,837,000
Equity								2,409,000
Currency translation adjustment								R$ 2,689,000
Ownership interest acquired	90.00%							100.00%
Level								Indirect
Pagseguro Chile [Member]
Consolidated operations [Line Items]
Assets								R$ 7,807,000	R$ 1,092,000
Liabilities								8,092,000	684,000
Equity								(285,000)	408,000
Currency translation adjustment								R$ (1,309,000)	R$ (626,000)
Ownership interest acquired								100.00%	100.00%
Level								Indirect	Indirect
Pagseguro Colombia [Member]
Consolidated operations [Line Items]
Assets								R$ 5,585,000	R$ 968,000
Liabilities								5,122,000	751,000
Equity								463,000	217,000
Currency translation adjustment								R$ (403,000)	R$ (764,000)
Ownership interest acquired								100.00%	100.00%
Level								Indirect	Indirect
PSGP México [Member]
Consolidated operations [Line Items]
Assets								R$ 1,590,000	R$ 1,118,000
Liabilities								2,387,000	973,000
Equity								(797,000)	145,000
Currency translation adjustment								R$ (1,003,000)	R$ (867,000)
Ownership interest acquired								100.00%	100.00%
Level								Indirect	Indirect
Pagseguro Peru [Member]
Consolidated operations [Line Items]
Assets								R$ 2,967,000	R$ 906,000
Liabilities								1,330,000	772,000
Equity								1,637,000	134,000
Currency translation adjustment								R$ (615,000)	R$ 789,000
Ownership interest acquired								100.00%	100.00%
Level								Indirect	Indirect